VARIABLE
================================================================================
ANNUITY IV
1998 ANNUAL REPORT


[SBL LOGO]
SECURITY BENEFIT LIFE
INSURANCE COMPANY
A Member of The Security Benefit
Group of Companies

                    A MESSAGE FROM THE CHAIRMAN OF THE BOARD

Security Benefit is poised on the brink of exciting change. Over the past year, we have aggressively focused on relationship management and forging new strategic partnerships. As good as the Security Benefit team is, as strong as our management, research and fundamentals are, we still recognize opportunities to bring more talent to the table. Making certain our cultures are compatible and our goals are aligned, we've formed relationships that bring value to both our customers and those who represent us.

Our successful team led the company to a record year of profits and sales.

*  Sales totaled $1.1 billion, a 35% increase from 1997

*  Profits were up 13.6%

*  Assets under management rose 12% to $8.8 billion

*  GAAP Equity rose 14.4%

In 1998, WORKING MOTHER magazine again selected Security Benefit as one of the 100 Best Companies for working mothers. We are very proud of the continued recognition we receive for Security Benefit and believe that it directly affects the quality of our service to our customers.

Security Benefit's financial strength and stability also continue to be recognized. During 1998, Security Benefit was upgraded to an AA- (very strong) rating from Standard & Poor's. We are also rated:

*  AA- (very high) by Duff & Phelps

*  A+ (superior) by A. M. Best

The strides we are making now shape our strategies and vision for the future. By providing more products that offer choices to our customers, we position our organization as one of the most responsive and flexible in the industry. This combination of innovative products and service-oriented associates enables us to continue meeting the needs of sophisticated customers well into the next millennium.

HOWARD R. FRICKE

Howard R. Fricke
Chairman of the Board
and Chief Executive Officer

Rating information applies to Security Benefit Life Insurance Company. The ratings should not be considered as bearing on the investment performance of assets held in any separate account.

BOARD OF DIRECTORS

HOWARD R. FRICKE
Chairman of the Board and CEO
Security Benefit Life Insurance Company
Topeka, Kansas

THOMAS R. CLEVENGER
Investments
Wichita, Kansas

SISTER LORETTO MARIE COLWELL
President and CEO
St. Francis Hospital and Medical Center
Topeka, Kansas

JOHN C. DICUS
Chairman of the Board
Capitol Federal Savings & Loan Association
Topeka, Kansas

STEVEN J. DOUGLASS
Chairman and CEO
Payless ShoeSource
Topeka, Kansas

WILLIAM W. HANNA
President & Chief Operating Officer
Koch Industries
Wichita, Kansas

JOHN E. HAYES, JR.
Chairman of the Board and CEO (Ret.)
Western Resources, Inc.
Topeka, Kansas

LAIRD G. NOLLER
President
Noller Automotive Group
Lawrence, Kansas

FRANK SABATINI
Chairman of the Board and CEO
Capital City Bank
Topeka, Kansas

ROBERT C. WHEELER
Chairman and CEO
Hill's Pet Nutrition, Inc.
Topeka, Kansas

                          NOTICE OF MEETING OF MEMBERS

The annual meeting of members of Security Benefit Mutual Holding Company (the "Mutual Holding Company") will be held on Tuesday, June 1, 1999, at 700 SW Harrison St., Topeka, Kansas, at 1:00 p.m. Each owner of an insurance policy issued by Security Benefit Life Insurance Company is a member of the Mutual Holding Company and is entitled to vote, either in person or by proxy, on all matters coming before the meeting. Proxies are available from the corporate secretary and must be returned no later than May 31, 1999.

This report is submitted only for the general information of Security Benefit Life Variable Annuity contractowners and participants and is not authorized for distribution to the public.

For More Information Call
1-800-888-2461

www.securitybenefit.com

REPORT OF INDEPENDENT AUDITORS

The Contract Owners of SBL Variable
Annuity Account IV and the Board of Directors of
Security Benefit Life Insurance Company

We have audited the accompanying balance sheet of SBL Variable Annuity Account IV (the Account) (comprised of the individual series as indicated therein) as of December 31, 1998, and the related statements of operations and changes in net assets for the year then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 1998, by correspondence with the transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the individual series of the SBL Variable Annuity Account IV at December 31, 1998, and the results of their operations and changes in their net assets for the year then ended in conformity with generally accepted accounting principles.

                                                               Ernst & Young LLP

February 5, 1999

VARIABLE ANNUITY ACCOUNT IV
================================================================================
BALANCE SHEET                                                  DECEMBER 31, 1998
--------------------------------------------------------------------------------
ASSETS                   (DOLLARS IN THOUSANDS EXCEPT PER SHARE AND UNIT VALUES)


Investments:
  SBL Fund:
    Series A (Growth Series) - 3,351,153 shares at net asset value
      of $34.27 per share (cost, $80,845)............................   $114,844
    Series B (Growth-Income Series) - 1,230,438 shares at net asset
      value of $39.68 per share (cost, $42,424)......................     48,824
    Series C (Money Market Series) - 1,034,326 shares at net asset
      value of $12.53 per share (cost, $12,864)......................     12,960
    Series D (Worldwide Equity Series) - 1,533,851 shares at net
      asset value of $6.74 per share (cost, $9,406)..................     10,338
    Series E (High-Grade Income Series) - 198,701 shares at net
      asset value of $12.42 per share (cost, $2,384).................      2,468
    Series J (Emerging Growth Series) - 812,276 shares at net asset
      value of $22.51 per share (cost, $15,975)......................     18,284
    Series K (Global Aggressive Bond Series) - 7,478 shares at net
      asset value of $9.56 per share (cost, $78).....................         72
    Series M (Specialized Asset Allocation Series) - 24,792 shares
      at net asset value of $12.87 per share (cost, $286)............        319
    Series N (Managed Asset Allocation Series) - 34,815 shares at
      net asset value of $16.01 per share (cost, $530)...............        557
    Series O (Equity Income Series) - 84,876 shares at net asset
      value of $18.35 per share (cost, $1,495).......................      1,558
    Series S (Social Awareness Series) - 61,737 shares at net asset
      value of $28.40 per share (cost, $1,339).......................      1,753
                                                                         -------
Total assets                                                            $211,977
                                                                         =======

LIABILITIES AND NET ASSETS

Actuarial risk fee payable.............                                 $      7
Net assets are represented by (NOTE 3):
                                        NUMBER     UNIT
                                       OF UNITS    VALUE     AMOUNT
                                       -----------------------------
Growth Series:
  Accumulation units................... 963,449   $118.58   $114,244
  Annuity reserves.....................   5,093    118.58        604     114,848
                                                             -------
Growth-Income Series:
  Accumulation units................... 503,314     95.37     48,003
  Annuity reserves.....................   8,503     95.37        811      48,814
                                                             -------
Money Market Series:
  Accumulation units................... 422,512     29.77     12,577
  Annuity reserves.....................  12,827     29.77        382      12,959
                                                             -------
Worldwide Equity Series:
  Accumulation units................... 471,402     21.68     10,221
  Annuity reserves.....................   5,394     21.68        117      10,338
                                                             -------
High-Grade Income Series:
  Accumulation units...................  83,073     29.67      2,465
  Annuity reserves.....................     115     29.67          3       2,468
                                                             -------
Emerging Growth Series:
  Accumulation units................... 672,589     26.84     18,054
  Annuity reserves.....................   8,566     26.84        230      18,284
                                                             -------
Global Aggressive Bond Series:
  Accumulation units...................   5,200     13.75                     72

Specialized Asset Allocation Series:
  Accumulation units...................  21,810     14.63                    319

Managed Asset Allocation Series:
  Accumulation units...................  32,796     17.00                    557

Equity Income Series:
  Accumulation units...................  79,218     19.66                  1,558

Social Awareness Series:
  Accumulation units...................  53,521     32.32      1,730
  Annuity reserves.....................     726     32.32         23       1,753
                                                             -------
                                                                         -------
Total net assets.......................                                  211,970
                                                                         -------
Total liabilities and net assets.......                                 $211,977
                                                                         =======
                            See accompanying notes.

VARIABLE ANNUITY ACCOUNT IV
================================================================================
STATEMENT OF OPERATIONS AND
CHANGES IN NET ASSETS                               YEAR ENDED DECEMBER 31, 1998
--------------------------------------------------------------------------------
                                                                  (IN THOUSANDS)

                                                                    GROWTH-      MONEY        WORLDWIDE     HIGH-GRADE      EMERGING
                                                      GROWTH        INCOME       MARKET        EQUITY         INCOME         GROWTH
                                                      SERIES        SERIES       SERIES        SERIES         SERIES         SERIES
                                                     -------------------------------------------------------------------------------
Dividend distributions.............................  $    569      $   876      $    858      $    96        $   159       $     87
Expenses (NOTE 2):
   Mortality and expense risk fee..................      (217)      (1,268)         (698)          45           (143)           128
   Administrative fee..............................       (12)          (9)           (4)           -             (1)             -
                                                     -------------------------------------------------------------------------------
Net investment income (loss).......................       340         (401)          156          141             15            215
Capital gains distributions........................     7,257        5,566             1          547              -          1,455
Realized gain (loss) on investments................    12,424        3,967          (542)         728            (41)         1,971
Unrealized appreciation (depreciation) on
   investments.....................................     4,640       (6,604)          274          322             77            335
                                                     -------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
   investments.....................................    24,321        2,929          (267)       1,597             36          3,761
                                                     -------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations.................................    24,661        2,528          (111)       1,738             51          3,976
Net assets at beginning of year....................   104,439       53,087         8,675        6,931          2,683         17,286
Variable annuity deposits (NOTES 2 AND 3)..........    10,990        3,412        28,123        5,360            871          9,756
Terminations and withdrawals (NOTES 2 AND 3).......   (25,036)     (10,085)      (23,480)      (3,649)        (1,135)       (12,518)
Annuity payments (NOTES 2 AND 3)...................      (206)        (111)         (249)         (42)            (2)          (216)
Net mortality guarantee transfer...................         -          (17)            1            -              -              -
                                                     -------------------------------------------------------------------------------
Net assets at end of year..........................  $114,848      $48,814      $ 12,959      $10,338        $ 2,468       $ 18,284
                                                     ===============================================================================

                            See accompanying notes.

                                                       GLOBAL          SPECIALIZED         MANAGED
                                                     AGGRESSIVE           ASSET             ASSET           EQUITY          SOCIAL
                                                        BOND           ALLOCATION         ALLOCATION        INCOME         AWARENESS
                                                       SERIES            SERIES             SERIES          SERIES          SERIES
                                                     -------------------------------------------------------------------------------
Dividend distributions.............................    $  7               $  7              $   5           $   25          $    3
Expenses (NOTE 2):
   Mortality and expense risk fee..................      (3)                (2)                (6)             (22)              7
   Administrative fee..............................       -                  -                  -                -               -
                                                     -------------------------------------------------------------------------------
Net investment income (loss).......................       4                  5                 (1)               3              10
Capital gains distributions........................       1                 16                  3               60              35
Realized gain (loss) on investments................      (1)                 7                 41              171             132
Unrealized appreciation (depreciation) on
   investments.....................................      (1)                 8                 (1)             (98)            215
                                                     -------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
   investments.....................................      (1)                31                 43              133             382
                                                     -------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations.................................       3                 36                 42              136             392
Net assets at beginning of year....................      88                297                217            1,094           1,156
Variable annuity deposits (NOTES 2 AND 3)..........      29                 13                616            1,201             572
Terminations and withdrawals (NOTES 2 AND 3).......     (48)               (27)              (318)            (873)           (367)
Annuity payments (NOTES 2 AND 3)...................       -                  -                  -                -               -
Net mortality guarantee transfer...................       -                  -                  -                -               -
                                                     ===============================================================================
Net assets at end of year..........................    $ 72               $319              $ 557           $1,558          $1,753
                                                     ===============================================================================

VARIABLE ANNUITY ACCOUNT IV
================================================================================
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1998


1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

    ORGANIZATION - SBL Variable  Annuity  Account IV (the Account) is a separate account of Security  Benefit Life Insurance  Company  (SBL).  The Account is
    registered as a unit  investment  trust under the Investment  Company Act of
    1940, as amended.  Deposits  received by the Account are invested in the SBL
    Fund, a mutual fund not  otherwise  available to the public.  As directed by the owners,  amounts deposited may be invested in shares of Series A (Growth
    Series - emphasis on capital appreciation), Series B (Growth-Income Series -
    emphasis on capital appreciation with secondary emphasis on income),  Series
    C (Money Market Series  emphasis on capital  preservation  while  generating interest income),  Series D (Worldwide Equity Series - emphasis on long-term capital growth through  investment in foreign and domestic common stocks and equivalents),  Series E  (High-Grade  Income  Series -  emphasis  on current income with  security of  principal),  Series J  (Emerging  Growth  Series -
    emphasis on capital appreciation), Series K (Global Aggressive Bond Series -
    emphasis  on  high  current  income  with  secondary   emphasis  on  capital
    appreciation),  Series M (Specialized  Asset Allocation Series - emphasis on high total return  consisting of capital  appreciation  and current income),
    Series N (Managed Asset Allocation  Series - emphasis on high level of total return),  Series O (Equity Income Series - emphasis on substantial  dividend income and capital  appreciation)  and Series S (Social  Awareness  Series -
    emphasis on capital appreciation).

    Under the terms of the investment advisory contracts, portfolio investments of the underlying mutual fund are made by Security Management Company, LLC
    (SMC), a limited liability company controlled by its members, SBL and Security Benefit Group, Inc., a wholly-owned subsidiary of SBL. SMC has engaged T. Rowe Price Associates, Inc. to provide subadvisory services for the Managed Asset Allocation Series and the Equity Income Series; Meridian
    Investment Management Corporation to provide subadvisory services for the Specialized Asset Allocation Series and Strong Capital Management, Inc. to provide subadvisory services to the Small Cap Series. Lexington Management
    Corporation (LMC) served as subadvisor for the Worldwide Equity Series until November 1, 1998, when LMC was replaced by OppenheimerFunds, Inc. Effective
    December 31, 1998,  LMC resigned as subadvisor  for Global  Aggressive  Bond
    Series, which will be advised by SMC.

    INVESTMENT VALUATION - Investments in mutual fund shares are carried in the balance sheet at market value (net asset value of the underlying mutual fund). The first-in, first-out cost method is used to determine realized gains and losses. Security transactions are accounted for on the trade date.

    The cost of investments purchased and proceeds from investments sold for the year ended December 31 were as follows (In Thousands):

                                                     COST OF        PROCEEDS
                                                    PURCHASES      FROM SALES
                                                    ---------      ----------

    Growth Series...............................     $21,019        $28,454
    Growth-Income Series........................      11,297         12,963
    Money Market Series.........................      29,773         25,283
    Worldwide Equity Series.....................       6,156          3,856
    High-Grade Income Series....................       1,178          1,450
    Emerging Growth Series......................      11,435         12,878
    Global Aggressive Bond Series...............          40             54
    Specialized Asset Allocation Series.........          43             38
    Managed Asset Allocation Series.............         629            331
    Equity Income Series........................       1,313            930
    Social Awareness Series.....................         632            391

    ANNUITY  RESERVES - Annuity  reserves  relate to contracts that have matured and are in the payout  stage.  Such  reserves  are  computed on the basis of published  mortality tables,  using assumed interest rates that will provide reserves as prescribed by law. In cases where the payout option  selected is
    life  contingent,   SBL  periodically   recalculates  the  required  annuity
    reserves,  and any resulting adjustment is either charged or credited to SBL and not to the Account.

    REINVESTMENT OF DIVIDENDS - Dividend and capital gains distributions paid by the mutual fund to the Account are reinvested in additional shares of each respective series. Dividend income and capital gains distributions are recorded as income on the ex-dividend date.

    FEDERAL INCOME TAXES - The operations of the Account are a part of the operations of SBL. Under current law, no federal income taxes are allocated by SBL to the operations of the Account.

    USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

2.  VARIABLE ANNUITY CONTRACT CHARGES

    SBL deducts an administrative fee of $30 per year for each contract, except for certain contracts based on a minimum account value and the period of time the contract has been in force. Mortality and expense risks assumed by SBL are compensated for by a fee equivalent to an annual rate ranging from 0.85% to 1.1% of the net asset value of each contract, of which 0.7% is for assuming mortality risks and the remainder is for assuming expense risks.

    When applicable, an amount for state premium taxes is deducted as provided by pertinent state law either from purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

    A contingent deferred sales charge is assessed against certain withdrawals during the first 10 years of the contract, declining from 9% in the first year to 1% in the tenth year. There were no such charges during 1998.

3.  SUMMARY OF UNIT TRANSACTIONS (IN THOUSANDS)

                                                                           UNITS
                                                                           -----
Growth Series:
   Variable annuity deposits.............................................   107
   Terminations, withdrawals, annuity payments and expense charges.......   251

Growth-Income Series:
   Variable annuity deposits.............................................    38
   Terminations, withdrawals, annuity payments and expense charges.......   125

Money Market Series:
   Variable annuity deposits.............................................   967
   Terminations, withdrawals, annuity payments and expense charges.......   840

Worldwide Equity Series:
   Variable annuity deposits.............................................   277
   Terminations, withdrawals, annuity payments and expense charges.......   188

High-Grade Income Series:
   Variable annuity deposits.............................................    30
   Terminations, withdrawals, annuity payments and expense charges.......    45

Emerging Growth Series:
   Variable annuity deposits.............................................   435
   Terminations, withdrawals, annuity payments and expense charges.......   519

Global Aggressive Bond Series:
   Variable annuity deposits.............................................     2
   Terminations, withdrawals, annuity payments and expense charges.......     4

Specialized Asset Allocation Series:
   Variable annuity deposits.............................................     1
   Terminations, withdrawals, annuity payments and expense charges.......     2

Managed Asset Allocation Series:
   Variable annuity deposits.............................................    39
   Terminations, withdrawals, annuity payments and expense charges.......    21

Equity Income Series:
   Variable annuity deposits.............................................    65
   Terminations, withdrawals, annuity payments and expense charges.......    47

Social Awareness Series:
   Variable annuity deposits.............................................    20
   Terminations, withdrawals, annuity payments and expense charges.......    13
